Other income, net	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Other income, net
23. Other income, net
Other income, net consists of the following:

	Year ended March 31,
	2024	2023	2022
Net gain arising on financial assets designated as FVTPL	$10,509	$7,991	$7,137
Interest income	3,458	5,279	3,772
Changes in FV of contingent consideration	22,470	—	—
Others, net	2,978	2,735	2,958

Total	$39,415	$16,005	$13,867